Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of changes in share capital
The following table represents common share, share capital and premium as follows (in thousands, except shares):

	Common shares	Share capital	Share premium	Total
Balance at January 1, 2023	2,477,672	$21,198	$359,280	$380,478
Balance at December 31, 2023	2,477,672	$21,198	$359,280	$380,478
Balance at January 1, 2024	2,477,672	$21,198	$359,280	$380,478
Balance at December 31, 2024	2,477,672	$21,198	$359,280	$380,478